Related Party Transactions (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture	50.00%
Incurred research and development expenses	$ 2,056,525	$ 1,382,808	$ 1,544,229
Owed to the company	$ 286,488	131,839	286,488
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture	50.00%
Incurred research and development expenses	$ 198,042	$ 50,319	$ 141,409